Supplemental Guarantor Information (Condensed Consolidating Statements of Cash Flows) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Condensed consolidating statement of cash flows
Net cash (used) provided by operating activities	$ (2.2)	$ 10.0	$ 71.5	$ 37.2	$ 55.9
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(6.1)	(8.9)	(28.5)	(36.5)	(25.8)
Proceeds from sale of assets			0.0	0.0	2.1
Business acquisition, net of cash acquired			(23.4)	0.0	(72.7)
Net cash (used) by investing activities	(6.1)	(8.9)	(51.9)	(36.5)	(96.4)
FINANCING ACTIVITIES
Intercompany account change	0.0	0.0	0.0	0.0	0.0
Proceeds from other long-term debt	0.0	4.7	34.9	2.3	14.2
(Payments) proceeds on term loans and other debt	(3.0)	(1.1)	(4.5)	(3.6)	(6.6)
Payments on revolving credit facility, net	13.0	(4.5)	(36.2)	7.9	50.3
Payments on capital lease facilities, net		(0.7)	(1.2)
Proceeds from (payments on) capital lease facilities, net	1.1	(0.7)	(1.2)	13.8	0.0
Proceeds from capital lease facilities				13.8
Payment of acquisition earn-out			(2.0)	0.0	0.0
Dividend paid to parent			(2.5)	(17.0)	(10.0)
Income tax effect of share-based compensation exercises and vesting			(0.6)	0.9	1.3
Other			0.0	0.0	(1.3)
Net cash (used) provided by financing activities	11.1	(1.6)	(12.1)	4.3	47.9
Effect of exchange rate changes on cash	0.7	0.8	(1.5)	(4.9)	(2.8)
(Decrease) increase in cash and cash equivalents	3.5	0.3	6.0	0.1	4.6
Cash and cash equivalents at beginning of period	54.4	48.4	48.4	48.3	43.7
Cash and cash equivalents at end of period	57.9	48.7	54.4	48.4	48.3
Reportable Legal Entities | Parent
Condensed consolidating statement of cash flows
Net cash (used) provided by operating activities	(4.4)	(9.8)	(31.5)	(36.4)	(21.2)
INVESTING ACTIVITIES
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	(0.2)
Proceeds from sale of assets					0.0
Business acquisition, net of cash acquired			0.0		0.0
Net cash (used) by investing activities	0.0	0.0	0.0	0.0	(0.2)
FINANCING ACTIVITIES
Intercompany account change	(7.5)	10.9	73.9	45.6	(30.7)
Proceeds from other long-term debt		4.5	1.4	2.3	14.1
(Payments) proceeds on term loans and other debt	(1.1)	(1.1)	(4.5)	(3.3)	(3.6)
Payments on revolving credit facility, net	13.0	(4.5)	(36.2)	7.9	50.3
Payments on capital lease facilities, net		0.0	0.0
Proceeds from (payments on) capital lease facilities, net	0.0
Proceeds from capital lease facilities				0.0
Payment of acquisition earn-out			0.0
Dividend paid to parent			(2.5)	(17.0)	(10.0)
Income tax effect of share-based compensation exercises and vesting			(0.6)	0.9	1.3
Other					0.0
Net cash (used) provided by financing activities	4.4	9.8	31.5	36.4	21.4
Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0
(Decrease) increase in cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	0.0	0.0	0.0	0.0	0.0
Reportable Legal Entities | Combined Guarantor Subsidiaries
Condensed consolidating statement of cash flows
Net cash (used) provided by operating activities	(0.8)	21.5	119.2	82.0	89.8
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(4.5)	(4.5)	(20.4)	(29.6)	(8.3)
Proceeds from sale of assets					2.1
Business acquisition, net of cash acquired			0.0		(47.5)
Net cash (used) by investing activities	(4.5)	(4.5)	(20.4)	(29.6)	(53.7)
FINANCING ACTIVITIES
Intercompany account change	5.8	(16.6)	(98.2)	(69.0)	(32.4)
Proceeds from other long-term debt		0.2	0.1	0.0	0.0
(Payments) proceeds on term loans and other debt	(0.2)	0.0	0.0	1.1	(0.6)
Payments on revolving credit facility, net	0.0	0.0	0.0	0.0	0.0
Payments on capital lease facilities, net		(0.6)	(0.8)
Proceeds from (payments on) capital lease facilities, net	(0.3)
Proceeds from capital lease facilities				11.8
Payment of acquisition earn-out			0.0
Dividend paid to parent			0.0	0.0	0.0
Income tax effect of share-based compensation exercises and vesting			0.0	0.0	0.0
Other					0.0
Net cash (used) provided by financing activities	5.3	(17.0)	(98.9)	(56.1)	(33.0)
Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0
(Decrease) increase in cash and cash equivalents	0.0	0.0	(0.1)	(3.7)	3.1
Cash and cash equivalents at beginning of period	0.0	0.1	0.1	3.8	0.7
Cash and cash equivalents at end of period	0.0	0.1	0.0	0.1	3.8
Reportable Legal Entities | Combined Non-Guarantor Subsidiaries
Condensed consolidating statement of cash flows
Net cash (used) provided by operating activities	14.4	4.6	14.2	33.2	14.4
INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1.6)	(4.4)	(8.1)	(6.9)	(17.3)
Proceeds from sale of assets					0.0
Business acquisition, net of cash acquired			(23.4)		(25.2)
Net cash (used) by investing activities	(1.6)	(4.4)	(31.5)	(6.9)	(42.5)
FINANCING ACTIVITIES
Intercompany account change	(9.7)	(0.6)	(6.1)	(18.2)	36.0
Proceeds from other long-term debt		0.0	33.4	0.0	0.1
(Payments) proceeds on term loans and other debt	(1.7)	0.0	0.0	(1.4)	(2.4)
Payments on revolving credit facility, net	0.0	0.0	0.0	0.0	0.0
Payments on capital lease facilities, net		(0.1)	(0.4)
Proceeds from (payments on) capital lease facilities, net	1.4
Proceeds from capital lease facilities				2.0
Payment of acquisition earn-out			(2.0)
Dividend paid to parent			0.0	0.0	0.0
Income tax effect of share-based compensation exercises and vesting			0.0	0.0	0.0
Other					(1.3)
Net cash (used) provided by financing activities	(10.0)	(0.7)	24.9	(17.6)	32.4
Effect of exchange rate changes on cash	0.7	0.8	(1.5)	(4.9)	(2.8)
(Decrease) increase in cash and cash equivalents	3.5	0.3	6.1	3.8	1.5
Cash and cash equivalents at beginning of period	54.4	48.3	48.3	44.5	43.0
Cash and cash equivalents at end of period	57.9	48.6	54.4	48.3	44.5
Reclassifications/ Eliminations
Condensed consolidating statement of cash flows
Net cash (used) provided by operating activities	(11.4)	(6.3)	(30.4)	(41.6)	(27.1)
INVESTING ACTIVITIES
Purchases of property, plant and equipment	0.0	0.0	0.0	0.0	0.0
Proceeds from sale of assets					0.0
Business acquisition, net of cash acquired			0.0		0.0
Net cash (used) by investing activities	0.0	0.0	0.0	0.0	0.0
FINANCING ACTIVITIES
Intercompany account change	11.4	6.3	30.4	41.6	27.1
Proceeds from other long-term debt		0.0	0.0	0.0	0.0
(Payments) proceeds on term loans and other debt	0.0	0.0	0.0	0.0	0.0
Payments on revolving credit facility, net	0.0	0.0	0.0	0.0	0.0
Payments on capital lease facilities, net		0.0	0.0
Proceeds from (payments on) capital lease facilities, net	0.0
Proceeds from capital lease facilities				0.0
Payment of acquisition earn-out			0.0
Dividend paid to parent			0.0	0.0	0.0
Income tax effect of share-based compensation exercises and vesting			0.0	0.0	0.0
Other					0.0
Net cash (used) provided by financing activities	11.4	6.3	30.4	41.6	27.1
Effect of exchange rate changes on cash	0.0	0.0	0.0	0.0	0.0
(Decrease) increase in cash and cash equivalents	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at beginning of period	0.0	0.0	0.0	0.0	0.0
Cash and cash equivalents at end of period	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ 0.0